Personnel Salaries and Expenses (Details) - Schedule of personnel salaries and expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of personnel salaries and expenses [Abstract]
Salary compensation	$ 216,124	$ 205,443	$ 214,398
Performance bonus	60,801	65,873	65,519
Legal compensation	49,463	47,028	47,284
Short-term bonuses	33,462	38,879	34,445
Long-term bonus	14,659	4,132	10,710
Stock-based benefits	(1,169)	(315)	(1,589)
Seniority compensation	27,289	25,878	22,380
Pension plans	849	(873)	1,026
Training expenses	2,487	2,659	2,887
Nursery school and kindergarten expenses	2,928	2,812	2,769
Other personnel expenses	7,915	6,159	8,841
Total	$ 414,808	$ 397,675	$ 408,670